Subsequent Events (Details)	0 Months Ended	3 Months Ended		12 Months Ended		2 Months Ended	3 Months Ended																			3 Months Ended	0 Months Ended				1 Months Ended			1 Months Ended
	Mar. 28, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Amendment Nordic USD ($) item	Mar. 31, 2014 Maximum Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study USD ($)	Mar. 31, 2014 Maximum Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study EUR (€)	Dec. 31, 2013 Maximum Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study USD ($)	Dec. 31, 2013 Maximum Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study EUR (€)	Mar. 31, 2014 Series B-2 Shares USD ($)	Mar. 31, 2014 Series B-2 Shares USD ($)	Feb. 14, 2014 Series B-2 Shares USD ($)	Dec. 31, 2013 Series B-2 Shares USD ($)	Mar. 31, 2014 Series B-2 Shares Maximum	Feb. 14, 2014 Series B-2 Shares Maximum USD ($)	Mar. 31, 2014 Series A-1 USD ($)	Dec. 31, 2013 Series A-1 USD ($)	Dec. 31, 2012 Series A-1 USD ($)	Mar. 31, 2014 Series A-2 USD ($)	Dec. 31, 2013 Series A-2 USD ($)	Dec. 31, 2012 Series A-2 USD ($)	Dec. 31, 2011 Series A-2	Mar. 31, 2014 Series A-3 USD ($)	Dec. 31, 2013 Series A-3 USD ($)	Dec. 31, 2012 Series A-3 USD ($)	Dec. 31, 2011 Series A-3	Mar. 31, 2014 Series A-6 USD ($)	Dec. 31, 2013 Series A-6 USD ($)	Dec. 31, 2012 Series A-6 USD ($)	Mar. 31, 2014 Series A-6 Clinical Trial Services Agreement Stock Issuance Agreement Amendment Nordic	Mar. 28, 2014 Subsequent Event Clinical Trial Services Agreement NB-1 Amendment Abaloparatide-SC Phase 3 Clinical Study Nordic USD ($) item	Mar. 28, 2014 Subsequent Event Clinical Trial Services Agreement Amendment No. 1 to Work Statement NB-3 Abaloparatide-SC Phase 3 Clinical Study Nordic USD ($)	Mar. 28, 2014 Subsequent Event Clinical Trial Services Agreement Amendment No. 1 to Work Statement NB-3 Abaloparatide-SC Phase 3 Clinical Study Nordic EUR (€)	Feb. 19, 2014 Subsequent Event Series B-2 Purchase Agreement	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement USD ($)	Feb. 14, 2014 Subsequent Event Series B-2 Purchase Agreement USD ($)	Feb. 14, 2014 Subsequent Event Series B-2 Purchase Agreement Maximum USD ($)	Feb. 28, 2014 Subsequent Event Series B-2 Purchase Agreement Series B-2 Shares	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement Series B-2 Shares	Feb. 14, 2014 Subsequent Event Series B-2 Purchase Agreement Series B-2 Shares USD ($)	Feb. 14, 2014 Subsequent Event Series B-2 Purchase Agreement Series B-2 Shares Maximum	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement Series A-1 USD ($)	Dec. 31, 2013 Subsequent Event Series B-2 Purchase Agreement Series A-1 USD ($)	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement Series A-2 USD ($)	Dec. 31, 2013 Subsequent Event Series B-2 Purchase Agreement Series A-2 USD ($)	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement Series A-3 USD ($)	Dec. 31, 2013 Subsequent Event Series B-2 Purchase Agreement Series A-3 USD ($)
Subsequent Events
Amount to be raised											$ 40,200,000																						$ 40,200,000
Number of shares authorized						655,000	655,000		655,000		655,000	1,000,000	1,000,000	1,000,000	983,213	983,213	983,213		142,230	142,230	142,230		800,000	800,000	800,000												655,000
Preferred stock par value (in dollars per share)						$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001											$ 0.0001
Warrants issued for purchase of shares of common stock (in shares)											718,201																						718,201
Exercise price of warrants (in dollars per unit)								$ 14.004																								$ 14.004
Preferred Stock conversion ratio (in shares)						7.678	7.678		4.386			4.798			4.798			0.1	4.798			0.1	4.386													4.386		4.798		4.798		4.798
Conversion price per share (in dollars per share)						$ 14.004	$ 14.004					$ 16.970			$ 16.970				$ 16.970				$ 18.564													$ 14.004		$ 16.970	$ 17.390	$ 16.970	$ 17.390	$ 16.970	$ 17.390
Dividend rate (as a percent)							8.00%																											8.00%
Payments to preferred stockholders as percentage of original purchase price of preferred stock							150.00%																											150.00%
Original issuance price (in dollars per share)						$ 61.42	$ 61.42					$ 81.42			$ 81.42				$ 81.42				$ 81.42													$ 61.42
Proceeds from issuance of shares						27,500,000																									27,500,000
Number of shares issued						448,060	448,060		0			939,612	939,612	939,612	983,208	983,208	983,208		142,227	142,227	142,227		682,958	496,111	0										448,060
Warrants issued for purchase of shares of common stock (in shares)										491,293																					491,293
Exercisable period for stock options following the Advisory period																														5 years
Amount of additional performance incentive payable to every specified patient																											500,000
Number of patients to whom additional performance incentive is payable																											50
Maximum aggregate amount of additional payments																											5,000,000
Aggregate value of quarterly stock dividends, payable in shares																												4,100,000	3,000,000
Amount of euro-denominated payments required over the course of Clinical Study		56,700,000	41,200,000	56,700,000	41,200,000																							4,100,000	3,000,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Study		3,200,000		3,200,000																								527,740
Aggregate U.S. dollar value of quarterly stock dividends, payable in shares																												527,740
Stock dividends declared																										29
Dividend declared (in shares)																										186,847
Payments owed to be changed from the right to receive stock to the right to receive cash payment, if an IPO occurs prior to May 31, 2014	4,300,000
Number of installments over which total cash payment will be made by entity in the event an IPO occurs prior to May 31, 2014	10
Amount of equal monthly installments for cash payments	$ 430,000